Consolidated Balance Sheets (Parenthetical) - shares		Sep. 30, 2026	Dec. 31, 2025
Convertible preferred shares, authorized (in shares)	[1]		204,286,254
Convertible preferred shares, issued (in shares)	[1]		199,930,069
Convertible preferred shares, outstanding (in shares)	[1]		199,930,069
Common shares issued (in shares)		311,244,943
Common shares outstanding (in shares)		311,244,943
Old Xanadu Common Shares
Common shares authorized (in shares)	[1]		336,123,821
Common shares issued (in shares)	[1]		55,964,876
Common shares outstanding (in shares)	[1]		55,964,876
Common Class A
Common shares issued (in shares)		115,458,298
Common shares outstanding (in shares)		115,458,298
Common Class B
Common shares issued (in shares)		195,786,645
Common shares outstanding (in shares)		195,786,645

[1]	Old Xanadu convertible preferred shares and common shares have been retroactively recast after giving effect to the Reverse Recapitalization. Refer to Note 3 for additional information.